Investment In Joint Venture (Details) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Nov. 23, 2014	Jul. 10, 2014	Jun. 30, 2013
Schedule of Equity Method Investments [Line Items]
Joint Ventures capital investment	$ 150,000	$ 100,000
Gain on joint venture	150,000	15,000
Joint venture disposal, total amount of return	165,000	115,000	162,814
Z-Square Technology, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Joint Ventures capital investment	$ 0	$ 0